Note 9 - Debt and Capital Leases (Details) - Debt and Capital Lease Obligations (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Successor [Member] First Lien Term Loan [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Predecessor [Member] Tranche B Term Loan [Member]	Dec. 31, 2012 Predecessor [Member] Tranche C Term Loan [Member]	Dec. 31, 2012 Predecessor [Member] Predecessor Senior Subordinated Notes [Member] Senior Subordinated Notes [Member]	Dec. 31, 2012 Predecessor [Member] Japanese Senior Secured Bank Debt [Member] Secured Debt [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2013 First Lien Term Loan [Member]	Jun. 07, 2013 First Lien Term Loan [Member]
Note 9 - Debt and Capital Leases (Details) - Debt and Capital Lease Obligations [Line Items]
Secured debt	$ 749,338	$ 751,225	$ 714,993	$ 751,225		$ 217,656	$ 147,337		$ 4,698		$ 751,225	$ 805,000
Capital lease obligations		1,024			1,024					949
Total debt and capital lease obligations					752,249					720,640
Less: current portion debt and capital lease obligations					(7,958)					(26,819)
Total long-term debt and capital lease obligations		752,249			744,291					693,821
Called senior subordinated notes due 2017, 9.5% interest rate; notes paid in full July 8, 2013	$ 749,338	$ 751,225						$ 350,000